Transactions with Related Parties - Summary of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short term employee benefits	$ 28,396	$ 17,223	$ 15,540
Share-based benefits	3,832	10,443	17,806
Other	139	138	96
Total	$ 32,367	$ 27,804	$ 33,442